SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Gross margin	$ (116)
Operating expenses	(19,351,175)	(1,210,871)
Other expenses, net	(5,129,557)	(97,988)
Income tax expense		(1,013)
Net loss	$ (24,480,848)	$ (1,309,872)